EliteDesigns® Variable Annuity
Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated May 13, 2016
To Prospectus Dated May 1, 2016

The table in the section “Expense Tables – Underlying Fund Operating Expenses” in the Prospectus is deleted in its entirety and replaced with the following:

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.16%	15.21%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.16%	1.10%
1  Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2015, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2015.

    Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2  Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2017.

The tables in the section “Expense Tables – Examples” in the Prospectus are deleted in their entirety and replaced with the following:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$2,027	$4,456	$6,362	$9,623
If you do not surrender or you annuitize your Contract	$1,607	$4,262	$6,312	$9,623
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$1,624	$4,298	$6,354	$9,649

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$666	$936	$1,208	$2,390
If you do not surrender or you annuitize your Contract	$209	$646	$1,108	$2,390
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$229	$706	$1,210	$2,595

Please Retain This Supplement For Future Reference